Offerings - Offering: 1	Feb. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	16,644,737
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 316,250,003.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 43,674.13
Offering Note	Assumes exercise in full of the underwriters' option to purchase up to 2,171,052 additional shares of common stock.